First Investors Government Cash Management Fund
First Investors Government Cash Management Fund
Investment Objective:
The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 199 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Investors Government Cash Management Fund	Class A		Class B	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none		none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	[1]	4.00%	none
[1]	A contingent deferred sales charge of 1% may be assessed on certain redemptions, as described further in the "What are the sales charges?" section of the prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Investors Government Cash Management Fund		Class A	Class B	Institutional Class
Management Fees		0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		none	0.75%	none
Other Expenses		0.51%	0.67%	0.18%
Total Annual Fund Operating Expenses		1.01%	1.92%	0.68%
Fee Limitation and/or Expense Reimbursement	[1]	(0.21%)	(0.37%)	none
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		0.80%	1.55%	0.68%
[1]	The Adviser and transfer agent have contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2020, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 0.80% for Class A shares, 1.55% for Class B shares and 0.80% for Institutional Class shares. The Adviser and the transfer agent can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser or the transfer agent, respectively, provided that such repayment does not cause the expenses of the Fund's Class A, Class B or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreements. The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2020, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that it incorporates the fee limitation/expense reimbursement arrangement through January 31, 2020).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - First Investors Government Cash Management Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	82	301	537	1,217
Class B	558	867	1,202	1,976
Institutional Class	69	218	379	847

You would pay the following expenses on Class B shares if you did not redeem your shares:
Expense Example No Redemption	1 year	3 years	5 years	10 years
First Investors Government Cash Management Fund | Class B | USD ($)	158	567	1,002	1,976

Principal Investment Strategies:
The Fund intends to operate as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. The Fund will invest at least 99.5% of its total assets in (i) U.S. government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or U.S. government securities. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in U.S. government securities and repurchase agreements collateralized fully by cash or U.S. government securities.  U.S. government securities include: U.S. Treasury bills and notes; obligations issued by the U.S. government, its agencies or instrumentalities, including securities issued by entities chartered by Congress that are not issued or guaranteed by the U.S. Treasury, including the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Farm Credit Banks; and obligations issued by issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, including the Government National Mortgage Association.  The Fund may invest in fixed, variable and floating rate instruments.  The Fund generally invests in securities with remaining maturities of 397 days or less.

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share.  These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

Principal Risks:
You could lose money by investing in the Fund.  Although the Fund seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide support to the Fund at any time.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

Credit Risk.  The U.S. government securities the Fund invests in may or may not be backed by the full faith and credit of the U.S. government.  Securities issued by U.S. government sponsored enterprises are supported only by the credit of the issuing entity.  The value of an investment will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.

Interest Rate Risk.  Like the values of other debt instruments, the market values of U.S. government securities are affected by changes in interest rates.  When interest rates rise, the market values of U.S. government securities generally decline.  This could cause the Fund’s NAV to decline below $1.00 per share.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.

Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions or cause the Fund’s NAV to decline below $1.00 per share.  Supply issues within the U.S. Treasury securities market could arise as demand increases for U.S. government securities.

Repurchase Agreement Risk.  If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.

Yield Risk.  The yields received by the Fund on its investments will generally decline as interest rates decline.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows the Fund’s average annual returns for 1, 5, and 10 years.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.  Prior to October 3, 2016, the Fund invested in certain securities that are no longer permissible for “government money market funds” under Rule 2a-7.  The performance below may have been different if the current limit on the Fund’s investments had been in effect.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 0.41% (for the quarter ended December 31, 2018) and the lowest quarterly return was 0.00% (for each quarter beginning with the quarter ended December 31, 2009 through the quarter ended June 30, 2017).

Average Annual Total Returns For Periods Ended December 31, 2018
Average Annual Returns - First Investors Government Cash Management Fund	1 Year	5 Years	10 Years	Life of Class (If less than 10 yrs)
Class A	1.24%	0.29%	0.17%
Class B	(3.60%)	(0.32%)	0.14%
Institutional Class Shares (Inception Date: 4/1/13)	1.26%	0.29%		0.25%